INCOME TAX - By tax Jurisdictions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss before income taxes:
PRC	¥ 3,094,795	¥ 144,885	¥ 287,250
Other jurisdictions	1,205,375	844,998	661,502
Total loss before income taxes	4,300,170	989,883	948,752
Current tax expenses:
PRC	279,646	375,388	290,924
Other jurisdictions	1,508
Total current tax expenses	281,154	375,388	290,924
Deferred tax benefits:
PRC	(295,931)	(99,153)	(48,463)
Total deferred tax benefits	(295,931)	(99,153)	(48,463)
Total income taxes expenses (benefits)	¥ (14,777)	¥ 276,235	¥ 242,461